Expenses from Ordinary Activities (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Expenses by nature [abstract]
Other income	$ 4,951,167	$ 3,125,775	$ 3,022,673
Percentage of research and development activities tax offset incentive for eligible expenditure	43.50%